Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)
Commitments and Contingencies [Line Items]
Annual rent	S/ 1,224,000		S/ 1,150,000	S/ 1,200,000
Contract valid period	2 years and 11 months	2 years and 11 months
Agreement of maturity term	30 years	30 years
Fixed annual payments (in Dollars) | $		$ 600,000
Related expense	S/ 5,546,000		5,273,000	9,445,000
Mining royalty, description	As consequence, the Group made payments amounting to US$250,000 for each third party for the first five years and variable payments for the rest of the contract. The related expense as of December 31, 2024 and 2023 amounted to S/1,553,000 and S/1,514,000, respectively, and were recognized as part of the cost of inventory production. As part of this agreement, the Company is required to pay an equivalent amount of US$5.1 to each third party for every metric ton of calcareous extracted, with the minimum production level for the calculation of 20,000 metric tons every six months following the beginning of the sixth year of production.	As consequence, the Group made payments amounting to US$250,000 for each third party for the first five years and variable payments for the rest of the contract. The related expense as of December 31, 2024 and 2023 amounted to S/1,553,000 and S/1,514,000, respectively, and were recognized as part of the cost of inventory production. As part of this agreement, the Company is required to pay an equivalent amount of US$5.1 to each third party for every metric ton of calcareous extracted, with the minimum production level for the calculation of 20,000 metric tons every six months following the beginning of the sixth year of production.
Royalty expense	S/ 1,266,000		S/ 983,000	S/ 1,193,000
Applicable tax rate	29.50%	29.50%	29.50%	29.50%
Other provision	S/ 72,409,000		S/ 83,963,000	S/ 78,971,000
Received claims from third parties	S/ 835,000
Bottom of range [member]
Commitments and Contingencies [Line Items]
Percentage of employee profit sharing plan	8.00%	8.00%	8.00%	8.00%
Top of range [member]
Commitments and Contingencies [Line Items]
Percentage of employee profit sharing plan	10.00%	10.00%	10.00%	10.00%
Peruvian Government [Member]
Commitments and Contingencies [Line Items]
Description of annual royal payment	According with the Royalty Mining Law in force since October 1, 2011, the royalty for the exploitation of metallic and nonmetallic resources is payable on a quarterly basis in an amount equal to the greater of: (i) an amount determined in accordance with a statutory scale of rates based on operating profit margin that is applied to the quarterly operating profit, adjusted by certain items, and (ii) 1% of net sales, in each case during the applicable quarter.	According with the Royalty Mining Law in force since October 1, 2011, the royalty for the exploitation of metallic and nonmetallic resources is payable on a quarterly basis in an amount equal to the greater of: (i) an amount determined in accordance with a statutory scale of rates based on operating profit margin that is applied to the quarterly operating profit, adjusted by certain items, and (ii) 1% of net sales, in each case during the applicable quarter.
Rehabilitation Provision [Member]
Commitments and Contingencies [Line Items]
Other provision	S/ 19,005,000		S/ 17,676,000
Contingent Liability Arising From Post-Employment Benefit Obligations [Member]
Commitments and Contingencies [Line Items]
Agreement, description	As part of this agreement, the Company is required to pay an equivalent amount of S/4.5 for each metric ton of calcareous extracted that is indexed by inflation after the first year of exploitation; the annual royalty may not be less than the equivalent to 850,000 metric tons after the beginning of the fourth year of production.	As part of this agreement, the Company is required to pay an equivalent amount of S/4.5 for each metric ton of calcareous extracted that is indexed by inflation after the first year of exploitation; the annual royalty may not be less than the equivalent to 850,000 metric tons after the beginning of the fourth year of production.